Combined Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net earnings	$ 161.5	$ 179.5	$ 230.7	$ 301.1	$ 272.0
Noncash items:
Depreciation	29.8	29.1	39.4	39.7	43.8
Amortization	67.3	68.0	90.6	81.7	83.4
Stock-based compensation expense	12.5	9.5	13.3	12.3	10.5
Restructuring and impairment charges			0.4	6.8	10.9
Change in deferred income taxes			1.7	(58.2)	(21.1)
Change in trade accounts receivable, net	(4.0)	(9.0)	(3.8)	(18.9)	(27.3)
Change in inventories	(4.5)	(27.7)	(8.9)	(30.5)	(8.9)
Change in trade accounts payable	(32.9)	(29.0)	(3.8)	(0.5)	15.3
Change in prepaid expenses and other assets	(9.7)	6.8	13.8	17.3	(28.1)
Change in accrued expenses and other liabilities	(9.5)	(16.7)	26.7	8.3	66.5
Net cash provided by operating activities	210.5	210.5	400.1	359.1	417.0
Cash flows from investing activities:
Cash paid for acquisitions			0.0	0.0	(5.0)
Payments for additions to property, plant and equipment	(61.9)	(40.2)	(72.2)	(48.9)	(49.1)
Proceeds from sales of property, plant and equipment	1.6	0.0	0.0	0.1	0.9
All other investing activities	(2.3)	(0.3)	(3.3)	(6.1)	(6.2)
Net cash used in investing activities	(62.6)	(40.5)	(75.5)	(54.9)	(59.4)
Cash flows from financing activities:
Net transfers to Parent			(324.6)	(215.2)	(357.6)
Payment for purchase of noncontrolling interest and related transactions			0.0	(89.0)	0.0
Proceeds from the public offering of common stock, net of issuance costs	643.4	0.0
Consideration to Danaher in connection with the Separation	(1,950.0)	0.0
Net proceeds from borrowings	1,319.1	0.0
Net transfers to Parent	(116.5)	(170.0)
All other financing activities	144.4	0.0
Net cash used in financing activities	40.4	(170.0)	(324.6)	(304.2)	(357.6)
Effect of exchange rate changes on cash and cash equivalents	4.9	0.0
Net change in cash and equivalents	193.2	0.0	0.0	0.0	0.0
Beginning balance of cash and equivalents	0.0	0.0	0.0	0.0	0.0
Ending balance of cash and equivalents	193.2	0.0	$ 0.0	$ 0.0	$ 0.0
Supplemental disclosures:
Cash income tax payments	28.5	31.3
Cash interest payments	$ 0.0	$ 0.0